Revenue - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs	$ 7.7	$ 3.5
Gross Loss on Current Contracts	12.1
Provision for contract losses	8.5
Other Current Assets, contract	$ 4.3	$ 0.0